Document and Entity Information	Mar. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 05, 2026
Entity Registrant Name	Omada Health, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42679
Entity Tax Identification Number	45-2355015
Entity Address, Address Line One	611 Gateway Blvd
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	888
Local Phone Number	987-8337
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	OMDA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001611115
Amendment Flag	false